Business combinations - Additional Information (Details) - COP ($) $ in Millions					12 Months Ended
		Jan. 01, 2020	Nov. 29, 2019	Nov. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill.					$ 1,594,279	$ 1,159,922
Acquisition-related costs					19,898
Profit (loss) from operating activities					7,181,765	21,027,158	$ 22,458,414
Profit (loss)					2,737,853	15,005,155	12,355,390
Property, plant and equipment.					66,508,338	$ 64,214,822	$ 62,799,983
Hocol S.A. [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs					361,426
Invercolsa [member]
Disclosure of detailed information about business combination [line items]
Goodwill.	[1]				434,357
Invercolsa [member]
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired			8.53%
Percentage of interest held			51.88%
Guajira Association
Disclosure of detailed information about business combination [line items]
Percentage of interest held				100.00%
Profit (loss) from operating activities					238,955
Profit (loss)					$ 161,423
Operating income, if the business combination took place on January 1		$ 50,308,407
Net profit, if the business combination took place on January 1		$ 2,766,398
Period within which the movement on the assets acquired and the liabilities assumed must complete				180 days
Guajira Association | Ecopetrol S.A.
Disclosure of detailed information about business combination [line items]
Percentage of interest held				57.00%
Guajira Association | Hocol S.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interest held				43.00%

[1]	Corresponds to the value recognized by updating the fair value of Invercolsa S.A. (Note 12).